Benefit Plans - Summary Of Expected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Benefit payments 2015	$ 8
Benefit payments 2016	9
Benefit payments 2017	25
Benefit payments 2018	68
Benefit payments 2019	106
Benefit payments 2020-2024	$ 1,798